Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000234172 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	SHCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class I / SHCDX	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Country exposures and issue selection contributed positively to performance relative to the J.P. Morgan CEMBI Broad Diversified Index (the "Index") for the 12 months ended May 31, 2026. Exposures in Asia contributed most to relative performance. In other regions, issue selection in Argentina and Colombia and overweights in Ghana and Ukraine enhanced performance. In terms of industry attribution, an underweight to and issue selection within financial/lease contributed, as did an overweight to and issue selection in exploration & production ("E&P"). Underweight exposures in higher-rated credits and overweight exposures in lower-quality credits contributed to relative performance for the period. Some of the positive performance attribution was offset by an overweight to Brazil and an underweight to Trinidad.
FACTOR	IMPACT	SUMMARY
Argentina	Positive	Issue selection, particularly in Albanesi, a thermal power and gas generator in Argentina, contributed to performance relative to the Index.
Colombia	Positive	Issue selection, particularly in Gran Tierra, an international oil and gas E&P company with main operations in Colombia and Ecuador, contributed to relative performance.
Trinidad	Negative	Issue selection, particularly in Consolidated Energy, a global natural gas-based petrochemical producer with core operations in Trinidad and Tobago, detracted from relative performance.
Brazil	Negative	Issue selection, particularly in Ambipar, a global environmental solutions provider based in Brazil, detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	5 Years	10 Years
Virtus Stone Harbor Emerging Markets Bond Fund (Class I/SHCDX) at NAV(1)	9.55%	3.19%	4.60%
Bloomberg Global Aggregate Bond Index	3.26%	(1.58)%	0.74%
J.P. Morgan CEMBI Broad Diversified Index	7.86%	2.75%	4.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 6,966,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$6,966
Total number of portfolio holdings	189
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		98%
Financial & Lease	19
Electric	17
Exploration & Production	14
Wireless	8
Gaming	6
Metals, Mining & Steel	6
Food, Beverages & Tobacco	4
Industrial Other	3
Refining	3
Chemicals	3
All other Corporate Bonds and Notes	15
Short-Term Investment		2
Total		100%
(1)	Percentage of total investments as of May 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
C000234173 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	VSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class A / VSHAX	$122	1.17%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Country exposures and issue selection contributed positively to performance relative to the J.P. Morgan CEMBI Broad Diversified Index (the "Index") for the 12 months ended May 31, 2026. Exposures in Asia contributed most to relative performance. In other regions, issue selection in Argentina and Colombia and overweights in Ghana and Ukraine enhanced performance. In terms of industry attribution, an underweight to and issue selection within financial/lease contributed, as did an overweight to and issue selection in exploration & production ("E&P"). Underweight exposures in higher-rated credits and overweight exposures in lower-quality credits contributed to relative performance for the period. Some of the positive performance attribution was offset by an overweight to Brazil and an underweight to Trinidad.
FACTOR	IMPACT	SUMMARY
Argentina	Positive	Issue selection, particularly in Albanesi, a thermal power and gas generator in Argentina, contributed to performance relative to the Index.
Colombia	Positive	Issue selection, particularly in Gran Tierra, an international oil and gas E&P company with main operations in Colombia and Ecuador, contributed to relative performance.
Trinidad	Negative	Issue selection, particularly in Consolidated Energy, a global natural gas-based petrochemical producer with core operations in Trinidad and Tobago, detracted from relative performance.
Brazil	Negative	Issue selection, particularly in Ambipar, a global environmental solutions provider based in Brazil, detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	Since Inception
Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at NAV(1)	9.31%	5.88%
Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at POP(2),(3)	5.08%	4.91%
Bloomberg Global Aggregate Bond Index	3.26%	0.90%
J.P. Morgan CEMBI Broad Diversified Index	7.86%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 6,966,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$6,966
Total number of portfolio holdings	189
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		98%
Financial & Lease	19
Electric	17
Exploration & Production	14
Wireless	8
Gaming	6
Metals, Mining & Steel	6
Food, Beverages & Tobacco	4
Industrial Other	3
Refining	3
Chemicals	3
All other Corporate Bonds and Notes	15
Short-Term Investment		2
Total		100%
(1)	Percentage of total investments as of May 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
C000234177 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Debt Income Fund
Class Name	Class A
Trading Symbol	VSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class A / VSHCX	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Country selection decisions were the largest contributor to performance relative to the J.P. Morgan EMBI Global Diversified Index (the "Index") for the 12 months ended May 31, 2026. Issue selection within hard currency-denominated debt was also a contributor. Hard currency bonds are debt securities issued in foreign currencies, typically U.S. dollars, rather than their local currency. Additionally, out of benchmark allocations to hard currency corporate debt in certain countries enhanced performance, while out of benchmark local currency exposure was a small detractor. Attribution from movements in U.S. Treasuries was negative during the period. In terms of regional performance, Latin America, namely an overweight and issue selection in Venezuela, was a considerable contributor to relative performance. In Europe, Middle East, and Africa, an underweight to and issue selection in Bahrain were large contributors to performance, as was an underweight to China in the Fund’s Asia allocation.
FACTOR	IMPACT	SUMMARY
Venezuela	Positive	Overweight exposure and issue selection in Venezuela enhanced performance relative to the Index for the period.
China	Positive	Underweight exposure in China enhanced relative returns.
Senegal	Negative	An overweight to Senegal detracted from relative performance. Delays in securing funding from the International Monetary Fund amid fiscal concerns and previously misreported deficit data weakened investor confidence.

Pakistan	Negative	An underweight to Pakistan detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	Since Inception
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at NAV(1)	15.69%	8.00%
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at POP(2),(3)	11.36%	7.00%
Bloomberg Global Aggregate Bond Index	3.26%	0.90%
J.P. Morgan EMBI Global Diversified Index	13.66%	6.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 339,117,000
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,060,000
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$339,117
Total number of portfolio holdings	330
Total advisory fee paid (‘000s)	$1,060
Portfolio turnover rate as of the end of the reporting period	124%

Holdings [Text Block]
Asset Allocation(1)
Foreign Government Securities		79%
Corporate Bonds and Notes		17
Exploration & Production	8
Electric	3
Financial & Lease	2
Metals, Mining & Steel	2
All other Corporate Bonds and Notes	2
Affiliated Mutual Funds		3
Credit Linked Notes		1
Total		100%
(1)	Percentage of total investments as of May 31, 2026.

C000234176 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Debt Income Fund
Class Name	Class I
Trading Symbol	SHMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I / SHMDX	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Country selection decisions were the largest contributor to performance relative to the J.P. Morgan EMBI Global Diversified Index (the "Index") for the 12 months ended May 31, 2026. Issue selection within hard currency-denominated debt was also a contributor. Hard currency bonds are debt securities issued in foreign currencies, typically U.S. dollars, rather than their local currency. Additionally, out of benchmark allocations to hard currency corporate debt in certain countries enhanced performance, while out of benchmark local currency exposure was a small detractor. Attribution from movements in U.S. Treasuries was negative during the period. In terms of regional performance, Latin America, namely an overweight and issue selection in Venezuela, was a considerable contributor to relative performance. In Europe, Middle East, and Africa, an underweight to and issue selection in Bahrain were large contributors to performance, as was an underweight to China in the Fund’s Asia allocation.
FACTOR	IMPACT	SUMMARY
Venezuela	Positive	Overweight exposure and issue selection in Venezuela enhanced performance relative to the Index for the period.
China	Positive	Underweight exposure in China enhanced relative returns.
Senegal	Negative	An overweight to Senegal detracted from relative performance. Delays in securing funding from the International Monetary Fund amid fiscal concerns and previously misreported deficit data weakened investor confidence.

Pakistan	Negative	An underweight to Pakistan detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	5 Years	10 Years
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class I/SHMDX) at NAV(1)	16.06%	3.47%	4.41%
Bloomberg Global Aggregate Bond Index	3.26%	(1.58)%	0.74%
J.P. Morgan EMBI Global Diversified Index	13.66%	2.59%	3.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 339,117,000
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,060,000
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$339,117
Total number of portfolio holdings	330
Total advisory fee paid (‘000s)	$1,060
Portfolio turnover rate as of the end of the reporting period	124%

Holdings [Text Block]
Asset Allocation(1)
Foreign Government Securities		79%
Corporate Bonds and Notes		17
Exploration & Production	8
Electric	3
Financial & Lease	2
Metals, Mining & Steel	2
All other Corporate Bonds and Notes	2
Affiliated Mutual Funds		3
Credit Linked Notes		1
Total		100%
(1)	Percentage of total investments as of May 31, 2026.

C000234180 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Local Markets Fund
Class Name	Class I
Trading Symbol	SHLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class I / SHLMX	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Foreign exchange ("FX") exposure (a measurement of currency risk) and duration positioning (a measurement of adjusting the portfolio’s sensitivity to changes in interest rates), as well as security selection and taxes, all contributed to performance relative to the J.P. Morgan GBI-EM Global Diversified Index (the "Index") for the 12 months ended May 31, 2026. In FX, overweights in the Hungarian forint and Brazilian real and underweights in the Indonesian rupiah and Thai baht all enhanced performance. An overweight exposure in the Egyptian pound and underweight in the Colombian peso detracted from performance. Within duration positioning we continued to emphasize countries with attractive real (after-inflation) yields that we believe have sufficient space to further ease policy interest rates. Overweights in South Africa and Mexico were the biggest contributors, while an overweight to Paraguay was a small detractor. Within the Fund’s underweight positions, Thailand was the notable outperformer, while India underperformed.
FACTOR	IMPACT	SUMMARY
South Africa	Positive	The Fund’s overweight duration position relative to the Index, as well as issue selection, contributed to relative performance.
Mexico	Positive	FX and duration overweights, as well as issue selection, contributed to relative performance.
India	Negative	The Fund’s underweight duration relative to the Index, along with security selection and taxes, detracted from relative performance.
Poland	Negative	A duration underweight, as well as issue selection and taxes, all detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	5 Years	10 Years
Virtus Stone Harbor Local Markets Fund (Class I/SHLMX) at NAV(1)	10.76%	1.10%	2.32%
Bloomberg Global Aggregate Bond Index	3.26%	(1.58)%	0.74%
J.P. Morgan GBI-EM Global Diversified Index	10.63%	1.84%	3.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 14,494,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 34,000
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$14,494
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$34
Portfolio turnover rate as of the end of the reporting period	150%

Holdings [Text Block]	Asset Allocation(1)
Foreign Government Securities	99%
Commercial Paper	1
Total	100%
(1)	Percentage of total investments as of May 31, 2026.

C000234181 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Local Markets Fund
Class Name	Class A
Trading Symbol	VSHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class A / VSHEX	$134	1.27%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Foreign exchange ("FX") exposure (a measurement of currency risk) and duration positioning (a measurement of adjusting the portfolio’s sensitivity to changes in interest rates), as well as security selection and taxes, all contributed to performance relative to the J.P. Morgan GBI-EM Global Diversified Index (the "Index") for the 12 months ended May 31, 2026. In FX, overweights in the Hungarian forint and Brazilian real and underweights in the Indonesian rupiah and Thai baht all enhanced performance. An overweight exposure in the Egyptian pound and underweight in the Colombian peso detracted from performance. Within duration positioning we continued to emphasize countries with attractive real (after-inflation) yields that we believe have sufficient space to further ease policy interest rates. Overweights in South Africa and Mexico were the biggest contributors, while an overweight to Paraguay was a small detractor. Within the Fund’s underweight positions, Thailand was the notable outperformer, while India underperformed.
FACTOR	IMPACT	SUMMARY
South Africa	Positive	The Fund’s overweight duration position relative to the Index, as well as issue selection, contributed to relative performance.
Mexico	Positive	FX and duration overweights, as well as issue selection, contributed to relative performance.
India	Negative	The Fund’s underweight duration relative to the Index, along with security selection and taxes, detracted from relative performance.
Poland	Negative	A duration underweight, as well as issue selection and taxes, all detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	Since Inception
Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at NAV(1)	10.54%	4.99%
Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at POP(2),(3)	6.39%	4.02%
Bloomberg Global Aggregate Bond Index	3.26%	0.90%
J.P. Morgan GBI-EM Global Diversified Index	10.63%	6.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 14,494,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 34,000
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$14,494
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$34
Portfolio turnover rate as of the end of the reporting period	150%

Holdings [Text Block]	Asset Allocation(1)
Foreign Government Securities	99%
Commercial Paper	1
Total	100%
(1)	Percentage of total investments as of May 31, 2026.